Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Schedule of Cash Resources and Other Financial Assets	The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2026 and 2025. The Group’s cash resources and other financial assets are shown below.

	30 June 2026			31 December 2025			30 June 2025
€ million	Current	Non- current	Total	Current	Non- current	Total	Current	Non- current	Total
Cash and cash equivalents
Cash at bank and in hand	2,983	–	2,983	2,490	–	2,490	3,112	–	3,112
Short-term deposits(a)	1,180	–	1,180	1,066	–	1,066	883	–	883
Other cash equivalents(b)	563	–	563	385	–	385	349	–	349
	4,726	–	4,726	3,941	–	3,941	4,344	–	4,344
Other financial assets
Financial assets at amortised cost(c)	765	370	1,135	541	368	909	478	467	945
Financial assets at fair value through other comprehensive income(d)	–	2,447	2,447	–	2,216	2,216	–	537	537
Financial assets at fair value through profit or loss:
Derivatives	177	101	278	50	140	190	157	203	360
Other(e)	380	404	784	530	341	871	488	363	851
	1,322	3,322	4,644	1,121	3,065	4,186	1,123	1,570	2,693
Total financial assets(f)	6,048	3,322	9,370	5,062	3,065	8,127	5,467	1,570	7,037
(a)Short-term deposits typically have maturity of up to 3 months.
(b)Other cash equivalents include investments in overnight funds and marketable securities.
(c)Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process, fixed income securities and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposits of €200 million (31 December 2025: €175 million; 30 June 2025: €174 million).
(d)Included within non-current financial assets at fair value through other comprehensive income are equity investments. This includes an amount of €1,852 million (31 December 2025: €1,655 million) related to the Group's retained investment in TMICC, recognised following the demerger of our ice cream business in December 2025.
(e)Other financial assets at fair value through profit or loss include money market funds, marketable securities, other capital market instruments and investments in financial institutions.
(f)Financial assets exclude trade and other current receivables.

Summary of Fair Values of Financial Assets and Financial Liabilities	The following tables
summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category.

	Fair value			Carrying amount
€ million	As at 30 June 2026	As at 31 December 2025	As at 30 June 2025	As at 30 June 2026	As at 31 December 2025	As at 30 June 2025
Financial assets
Cash and cash equivalents	4,726	3,941	4,344	4,726	3,941	4,344
Financial assets at amortised cost	1,135	909	945	1,135	909	945
Financial assets at fair value through other comprehensive income	2,447	2,216	537	2,447	2,216	537
Financial assets at fair value through profit and loss:
Derivatives	277	190	360	277	190	360
Other	785	871	851	785	871	851
	9,370	8,127	7,037	9,370	8,127	7,037
Financial liabilities
Bank loans and overdrafts	(214)	(233)	(529)	(214)	(233)	(529)
Bonds and other loans	(29,193)	(25,655)	(28,696)	(29,675)	(26,038)	(29,169)
Lease liabilities	(1,308)	(1,326)	(1,524)	(1,308)	(1,326)	(1,524)
Derivatives	(532)	(452)	(614)	(532)	(452)	(614)
Other financial liabilities	(381)	(229)	(189)	(381)	(229)	(189)
	(31,628)	(27,895)	(31,552)	(32,110)	(28,278)	(32,025)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category

	As at 30 June 2026			As at 31 December 2025			As at 30 June 2025
€ million	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets at fair value
Financial assets at fair value through other comprehensive income	1,858	4	586	1,663	4	549	10	4	523
Financial assets at fair value through profit or loss:
Derivatives(a)	–	349	–	–	210	–	–	420	–
Other	381	–	404	530	–	341	488	–	363
Liabilities at fair value
Derivatives(b)	–	(597)	–	–	(503)	–	–	(672)	–
Contingent consideration	–	–	(20)	–	–	(46)	–	–	(46)
(a)Includes €72 million (31 December 2025: €20 million; 30 June 2025: €60 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)Includes €(65) million (31 December 2025: €(51) million; 30 June 2025: €(58) million) derivatives, reported within trade creditors, that hedge trading activities.